Reconciliation of The Beginning and Ending Amount of Gross Valuation Allowance for Deferred Tax Asset (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Valuation Allowance [Line Items]
Balance at beginning of year	¥ 40,270		¥ 43,236		¥ 39,780
Increase	1,226		7,034		12,874
Decrease	(15,885)		(8,905)		(9,022)
Other	(924)	[1]	(1,095)	[1]	(396)	[1]
Balance at end of year	¥ 24,687		¥ 40,270		¥ 43,236

[1]	Other consists mainly of foreign currency translation adjustments.